UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York          November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         51

Form 13F Information Table Value Total:   $396,547
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

1. 28-10735 ZLP Master Utility Fund, Ltd.

2. 28-10775 ZLP Master Opportunity Fund, Ltd.

3. 28-11923 ZLP Fund, LP


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2008

COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE OF                    VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE   SHARED    NONE
ATLAS ENERGY RESOURCES LLC    COM             049303100    1,355       52,500 SH         SHARED        3             52,500
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP    04939R108    6,220      258,098 SH         SHARED        3            258,098
ATLAS PIPELINE PARTNERS LP    UNIT L P INT    049392103    2,296       90,056 SH         SHARED        3             90,056
ATMOS ENERGY CORP             COM             049560105    7,187      270,000 SH         SHARED       1,2           270,000
BUCKEYE GP HOLDINGS LP        COM UNITS LP    118167105   11,719      759,014 SH         SHARED        3            759,014
CMS ENERGY CORP               COM             125896100   17,240    1,382,500 SH         SHARED       1,2         1,382,500
COPANO ENERGY L L C           COM UNITS       217202100    9,808      400,981 SH         SHARED        3            400,981
DTE ENERGY CO                 COM             233331107    6,419      160,000 SH         SHARED       1,2           160,000
DUKE ENERGY CORP NEW          COM             26441C105    7,408      425,000 SH         SHARED       1,2           425,000
EASTERN AMERN NAT GAS TR      SPERS RCT UNIT  276217106    4,871      198,832 SH         SHARED        3            198,832
EDISON INTL                   COM             281020107    6,983      175,000 SH         SHARED       1,2           175,000
ENERGY RECOVERY INC           COM             29270J100       96       10,000 SH         SHARED        2             10,000
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100    2,501      115,000 SH         SHARED        3            115,000
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109   19,391      526,500 SH         SHARED        3            526,500
ENTERGY CORP NEW              COM             29364G103   21,362      240,000 SH         SHARED       1,2           240,000
ENTERPRISE GP HLDGS L P       UNIT LP INT     293716106      748       31,779 SH         SHARED        3             31,779
EV ENERGY PARTNERS LP         COM UNITS       26926V107    5,350      281,572 SH         SHARED        3            281,572
FERRELLGAS PARTNERS L.P.      UNIT LTD PART   315293100    1,025       56,000 SH         SHARED        3             56,000
GOOGLE INC                    CL A            38259P508    1,707        5,000 SH         SHARED        2              5,000
GRAN TIERRA ENERGY INC        COM             38500T101      501      135,100 SH         SHARED        2            135,100
HUGOTON RTY TR TEX            UNIT BEN INT    444717102    3,982      148,344 SH         SHARED        3            148,344
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100    2,716       55,200 SH         SHARED       2,3            55,200
LINN ENERGY LLC               UNIT LTD LIAB   536020100   21,799    1,424,746 SH         SHARED        3          1,424,746
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN  570759100    8,269      327,100 SH         SHARED        3            327,100
MESA RTY TR                   UNIT BEN INT    590660106    1,743       27,784 SH         SHARED        3             27,784
MV OIL TR                     TR UNITS        553859109    8,432      574,800 SH         SHARED        3            574,800
NISOURCE INC                  COM             65473P105      531       36,000 SH         SHARED       1,2            36,000
NORTHEAST UTILS               COM             664397106   11,732      457,400 SH         SHARED       1,2           457,400
NORTHWESTERN CORP             COM NEW         668074305   86,644    3,447,824 SH         SHARED       1,2         3,447,824
NUSTAR ENERGY LP              UNIT COM        67058H102    1,810       42,620 SH         SHARED        3             42,620
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102    1,183       67,600 SH         SHARED        3             67,600
ORMAT TECHNOLOGIES INC        COM             686688102      727       20,000 SH         SHARED        2             20,000
PEREGRINE PHARMACEUTICALS IN  COM             713661106       78      236,320 SH         SHARED        2            236,320
PICO HLDGS INC                COM NEW         693366205    1,077       30,000 SH         SHARED        2             30,000
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105    8,431      212,801 SH         SHARED        3            212,801
PPL CORP                      COM             69351T106    1,481       40,000 SH         SHARED       1,2            40,000
PUBLIC SVC ENTERPRISE GROUP   COM             744573106    4,673      142,500 SH         SHARED       1,2           142,500
SIERRA PAC RES NEW            COM             826428104   14,802    1,545,100 SH         SHARED       1,2         1,545,100
SOUTHERN UN CO NEW            COM             844030106    3,407      165,000 SH         SHARED       1,2           165,000
SPDR GOLD TRUST               GOLD SHS        78463V107      213        2,500 SH         SHARED        2              2,500
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104    6,239      185,800 SH         SHARED        3            185,800
SULPHCO INC                   COM             865378103    5,023    2,499,000 SH         SHARED        2          2,499,000
SUNOCO LOGISTICS PRTNRS L P   COM UNITS       86764L108    4,541      102,617 SH         SHARED        3            102,617
UNISOURCE ENERGY CORP         COM             909205106   28,024      960,038 SH         SHARED       1,2           960,038
UNITED STATES NATL GAS FUND   UNIT            912318102    3,155       94,675 SH         SHARED       2,3            94,675
WESTAR ENERGY INC             COM             95709T100    5,760      250,000 SH         SHARED       1,2           250,000
WESTERN GAS PARTNERS LP       COM UNIT LP IN  958254104    1,200       90,900 SH         SHARED        3             90,900
WGL HLDGS INC                 COM             92924F106    3,485      107,390 SH         SHARED       1,2           107,390
WHITING USA TR I              TR UNIT         966389108    4,035      245,733 SH         SHARED        3            245,733
WILLIAMS PIPELINE PARTNERS L  COM UNIT LP IN  96950K103    2,039      146,028 SH         SHARED        3            146,028
WISCONSIN ENERGY CORP         COM             976657106   15,131      337,000 SH         SHARED       1,2           337,000




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